Prepayments and Other Assets	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and Other Assets
7.	Prepayments and other assets
The current and
non-current
portions of prepayments and other assets consist of the following:

	As of December 31,
	2019	2020
Prepayments and other current assets
Prepayments to vendors (Note a)	35,801	203,063
VAT recoverable	122,757	87,879
Prepayment for repurchase of ordinary shares	—	15,825
VAT refund for export sales (Note b)	35,507	5,510
Others (Note c)	11,955	4,089

	206,020	316,366

Non-current assets
Rental and other deposits	5,250	2,530

Note a: Prepayments to vendors mainly represent prepayments made to third-party suppliers for foundry service. The Group also records a provision for the prepayment to third-party suppliers when the Group believes that the net realizable value (being the estimated selling price of final products, less the costs of completion and selling expenses) is less than carrying amount. For the years ended December 31, 2018, 2019 and 2020, the Group recorded a write-down of RMB358,842, RMB202,522 and nil for the prepayment to third-party suppliers in cost of revenues.

As of December 31, 2019 and 2020, the Group’s purchase obligation to third-party suppliers for foundry service was nil and RMB121,015, respectively.
Note b: Canaan Convey Co., Ltd. is entitled to VAT refund for its export sales.
Note c: During the years ended December 31, 2018, 2019 and 2020, the Group recorded provision of allowance for other receivables of nil, nil and RMB4,606, respectively.